Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive (Loss) Income
Beginning Balance at Dec. 31, 2009	$ 1,179,434	$ 2,840	$ 814,532	$ 369,459	$ (7,397)
Beginning Balance, shares at Dec. 31, 2009		284,010,000
Net income	169,071			169,071
Other comprehensive income (loss)	11,775				11,775
Stock issued in business acquisitions, shares		1,379,000
Stock issued in business acquisitions, value	14,945	14	14,931
Stock issued as director compensation, shares		28,000
Stock issued as director compensation, value	290		290
Stock-based compensation expense	9,684		9,684
Exercise of stock options, shares		5,516,000
Exercise of stock options, value	13,962	55	13,907
Excess tax benefit from stock-based payments	15,000		15,000
Ending Balance at Dec. 31, 2010	1,414,161	2,909	868,344	538,530	4,378
Ending Balance, shares at Dec. 31, 2010		290,933,000
Net income	210,264			210,264
Other comprehensive income (loss)	(13,339)				(13,339)
Stock issued in business acquisitions, value	0
Restricted stock units vested, shares		164,000
Restricted stock units vested, value		2	(2)
Stock issued as director compensation, shares		32,000
Stock issued as director compensation, value	399		399
Stock-based compensation expense	12,708		12,708
Exercise of stock options, shares		2,768,000
Exercise of stock options, value	11,919	28	11,891
Excess tax benefit from stock-based payments	7,973		7,973
Ending Balance at Dec. 31, 2011	1,644,085	2,939	901,313	748,794	(8,961)
Ending Balance, shares at Dec. 31, 2011		293,897,000
Net income	261,225			261,225
Other comprehensive income (loss)	9,720				9,720
Stock issued in business acquisitions, value	0
Restricted stock units vested, shares		467,000
Restricted stock units vested, value		5	(5)
Stock-based compensation expense	15,634		15,634
Exercise of stock options, shares		3,447,000
Exercise of stock options, value	17,693	34	17,659
Excess tax benefit from stock-based payments	15,737		15,737
Ending Balance at Dec. 31, 2012	1,964,094	2,978	950,338	1,010,019	759
Ending Balance, shares at Dec. 31, 2012		297,811,000
Net income	233,759			233,759
Other comprehensive income (loss)	10,316				10,316
Restricted stock units vested, shares		594,000
Restricted stock units vested, value		6	(6)
Stock-based compensation expense	16,292		16,292
Exercise of stock options, shares		2,143,000
Exercise of stock options, value	13,647	21	13,626
Excess tax benefit from stock-based payments	15,998		15,998
Ending Balance at Sep. 30, 2013	$ 2,254,106	$ 3,005	$ 996,248	$ 1,243,778	$ 11,075
Ending Balance, shares at Sep. 30, 2013		300,548,000